Impairment of Silver and Gold Interests (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Impairment of Silver and Gold Interests

Based on the Company’s analysis, the following precious metal purchase agreements were determined to be impaired:

	Years Ended December 31

(in thousands)	2017	2016
Silver interests
Other silver interests
Pascua-Lama	$228,680	$-
Gold interests
Sudbury	-	71,000

Total impairment charges	$228,680	$71,000